Note 5 - Loans, Net of Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2024	2023	2023

Point-of-sale loans and leases	$3,114,024	$2,879,320	$2,538,917
Commercial real estate mortgages	819,853	889,069	807,828
Commercial real estate loans	8,612	8,793	11,996
Public sector and other financing	56,671	55,054	46,350
	3,999,160	3,832,236	3,405,091

Allowance for credit losses	(2,402)	(2,513)	(2,526)
Accrued interest	21,700	20,681	16,890

Total loans, net of allowance for credit losses	$4,018,458	$3,850,404	$3,419,455

Disclosure of loans by lending asset category [text block]
	As at April 30, 2024				As at October 31, 2023
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$3,104,388	$9,636	$-	$3,114,024	$2,873,078	$6,242	$-	$2,879,320
ECL allowance	207	-	-	207	100	-	-	100
EL %	0.01%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
Commercial real estate mortgages	$688,250	$131,603	$-	$819,853	$717,755	$155,993	$15,321	$889,069
ECL allowance	1,643	299	-	1,942	1,699	523	-	2,222
EL %	0.24%	0.23%	0.00%	0.24%	0.24%	0.34%	0.00%	0.25%
Commercial real estate loans	$8,612	$-	$-	$8,612	$8,793	$-	$-	$8,793
ECL allowance	58	-	-	58	42	-	-	42
EL %	0.67%	0.00%	0.00%	0.67%	0.48%	0.00%	0.00%	0.48%
Public sector and other financing	$52,423	$4,248	$-	$56,671	$49,293	$5,761	$-	$55,054
ECL allowance	185	10	-	195	104	45	-	149
EL %	0.35%	0.24%	0.00%	0.34%	0.21%	0.78%	0.00%	0.27%
Total loans	$3,853,673	$145,487	$-	$3,999,160	$3,648,919	$167,996	$15,321	$3,832,236
Total ECL allowance	2,093	309	-	2,402	1,945	568	-	2,513
Total EL %	0.05%	0.21%	0.00%	0.06%	0.05%	0.34%	0.00%	0.07%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$2,402	$1,392		$1,739		$2,632
Variance from reported ECL		(1,010)		(663)		230
Variance from reported ECL (%)		(42%	)	(28%	)	10%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$65	$-	$-	$65
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	142	-	-	142
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	142	-	-	142
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$207	$-	$-	$207

Commercial real estate mortgages
Balance at beginning of period	$1,656	$450	$-	$2,106
Transfer in (out) to Stage 1	110	(110)	-	-
Transfer in (out) to Stage 2	(53)	53	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(73)	(68)	-	(141)
Loan originations	11	-	-	11
Derecognitions and maturities	(8)	(26)	-	(34)
Provision for (recovery of) credit losses	(13)	(151)	-	(164)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,643	$299	$-	$1,942

Commercial real estate loans
Balance at beginning of period	$55	$-	$-	$55
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	3	-	-	3
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	3	-	-	3
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$58	$-	$-	$58

Public sector and other financing
Balance at beginning of period	$134	$26	$-	$160
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	38	(16)	-	22
Loan originations	13	-	-	13
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	51	(16)	-	35
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$185	$10	$-	$195

Total balance at end of period	$2,093	$309	$-	$2,402
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$583	$-	$-	$583
Transfer in (out) to Stage 1	32	(32)	-	-
Transfer in (out) to Stage 2	(118)	118	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	130	(86)	-	44
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	44	-	-	44
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$627	$-	$-	$627

Commercial real estate mortgages
Balance at beginning of period	$1,517	$74	$-	$1,591
Transfer in (out) to Stage 1	17	(17)	-	-
Transfer in (out) to Stage 2	(88)	88	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	159	(7)	(13)	139
Loan originations	63	-	-	63
Derecognitions and maturities	(21)	(5)	-	(26)
Provision for (recovery of) credit losses	130	46	-	176
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,647	$120	$-	$1,767

Commercial real estate loans
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2	-	-	2
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	2	-	-	2
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$59	$-	$-	$59

Public sector and other financing
Balance at beginning of period	$55	$3	$-	$58
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(1)	-	-	(1)
Loan originations	16	-	-	16
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	15	-	-	15
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$70	$3	$-	$73

Total balance at end of period	$2,403	$123	$-	$2,526
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	107	-	-	107
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	107	-	-	107
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$207	$-	$-	$207

Commercial real estate mortgages
Balance at beginning of period	$1,699	$523	$-	$2,222
Transfer in (out) to Stage 1	232	(232)	-	-
Transfer in (out) to Stage 2	(162)	162	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(106)	(111)	-	(217)
Loan originations	77	-	-	77
Derecognitions and maturities	(97)	(43)	-	(140)
Provision for (recovery of) credit losses	(56)	(224)	-	(280)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,643	$299	$-	$1,942

Commercial real estate loans
Balance at beginning of period	$42	$-	$-	$42
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	5	-	-	5
Loan originations	11	-	-	11
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	16	-	-	16
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$58	$-	$-	$58

Public sector and other financing
Balance at beginning of period	$104	$45	$-	$149
Transfer in (out) to Stage 1	18	(18)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	50	(17)	-	33
Loan originations	13	-	-	13
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	81	(35)	-	46
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$185	$10	$-	$195

Total balance at end of period	$2,093	$309	$-	$2,402
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	70	(70)	-	-
Transfer in (out) to Stage 2	(172)	172	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	184	(102)	-	82
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	82	-	-	82
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$627	$-	$-	$627

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	79	(79)	-	-
Transfer in (out) to Stage 2	(118)	118	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	422	(38)	(13)	371
Loan originations	149	-	-	149
Derecognitions and maturities	(35)	(5)	-	(40)
Provision for (recovery of) credit losses	497	(17)	-	480
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,647	$120	$-	$1,767

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	5	-	-	5
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	5	-	-	5
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$59	$-	$-	$59

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	10	2	-	12
Loan originations	43	-	-	43
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	53	2	-	55
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$70	$3	$-	$73

Total balance at end of period	$2,403	$123	$-	$2,526